Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of cash and cash equivalents

	Rate	2021	2020

Cash and banks – Brazil		100	131
Cash and banks – Abroad	(*)	3,481	3,637
Short-term investments - Brazil	(**)	4,598	4,784
Short-term investments - Abroad	(***)	95	159
		8,274	8,711
(*)	As of December 31, 2021, refers to (i) funds from the Éxito Group, of which R$126 are denominated in Argentina pesos, R$366 are denominated in Uruguayan pesos and R$2,905 in Colombian pesos (R$100 in Argentine pesos, R$382 in Uruguayan pesos and R$3,028 in Colombian pesos on December 31, 2020); (ii) including R$84 deposited in the United States of America in US Dollars (R$127 on December 31, 2020)
(**)	Refers substantially to highly liquid investments bearing interest at a weighted average rate of 93.51% (96.93% on December 31, 2020) of the Brazilian Interbank Deposit Certificate (“CDI”), maturing in 90 days or less and which are subject to an insignificant change in value.
(***)	Refers to funds invested abroad, of which R$1 are denominated in Uruguayan pesos and R$94 are denominated in Colombia pesos (R$12 in Argentina, R$1 in Uruguay and R$146 in Colombia on December 31, 2020), maturing in 90 days or less and which are subject to an insignificant change in value